Summary of Significant Accounting Policies - Schedule of Revenue Derived from Customer (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Customer Concentration Risk [Member] Customer A [Member] CNY	Dec. 31, 2013 Customer Concentration Risk [Member] Customer A [Member] CNY	Dec. 31, 2012 Customer Concentration Risk [Member] Customer A [Member] CNY	Dec. 31, 2014 Sales Revenue, Net [Member] Customer Concentration Risk [Member] Customer A [Member]	Dec. 31, 2013 Sales Revenue, Net [Member] Customer Concentration Risk [Member] Customer A [Member]	Dec. 31, 2012 Sales Revenue, Net [Member] Customer Concentration Risk [Member] Customer A [Member]
Revenue, Major Customer [Line Items]
Revenue from customer	$ 59,507,459	369,219,983	328,843,318	185,218,681	78,951,174	68,220,511	54,564,962
Revenue from customer, percentage								21.00%	21.00%	29.00%